Financial Instruments with Off-Balance-Sheet Risk - Financial Instruments Whose Contract Amounts Represent Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	$ 534,478	$ 428,184
Unused Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	483,818	391,553
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Financial instruments whose contract amounts represent credit risk	50,660	$ 36,631
Maximum potential amount of future payments that the Company guarantee	$ 50,700